UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  JUNE 30, 2009
                                                ---------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [    ]  is a restatement.
                                        [    ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON          NEW YORK, NEW YORK              JULY 29, 2009
-----------------------          ------------------             --------------
     [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:           18
                                                  --

Form 13F Information Table Value Total:          $430,249
                                                 --------
                                               (thousands)




List of Other Included Managers:                     NONE

Name of Issuer                     Title             Market      Share /
                                    of                Value       Prn       Share/ Put/  Investment  Other       Voting Authority
                                   Class    Cusip     (USD)      Amount     Prn    Call  Discretion Managers    Sole   Shared  None
                                                     (x1000)
AARON RENTS INC CMN                 COM   002535201    26,245     880,127   SH           Sole                   880,127
AARON RENTS INC A CMN CLASS A       COM   002535300     7,803     332,035   SH           Sole                   332,035
AMERICAN EXPRESS CO. CMN            COM   025816109    28,282   1,216,965   SH           Sole                 1,216,965
ANIXTER INTERNATIONAL INC CMN       COM   035290105     2,451      65,200   SH           Sole                    65,200
BED BATH & BEYOND INC. CMN          COM   075896100   124,571   4,051,075   SH           Sole                 4,051,075
BURLINGTON NORTHERN SANTA FE CORP   COM   12189T104     5,140      69,900   SH           Sole                    69,900
CARMAX, INC. CMN                    COM   143130102    30,873   2,100,211   SH           Sole                 2,100,211
CHARLES RIV LABS INTL INC CMN       COM   159864107     2,238      66,300   SH           Sole                    66,300
CONOCOPHILLIPS CMN                  COM   20825C104     2,553      60,700   SH           Sole                    60,700
COSTCO WHOLESALE CORPORATION CMN    COM   22160K105    70,350   1,536,700   SH           Sole                 1,536,700
GRACO INC CMN                       COM   384109104     2,178      98,900   SH           Sole                    98,900
LOWES COMPANIES INC CMN             COM   548661107    89,206   4,595,900   SH           Sole                 4,595,900
PATTERSON COMPANIES INC CMN         COM   703395103     2,183     100,600   SH           Sole                   100,600
SEARS HOLDINGS CORPORATION CMN      COM   812350106     2,329      35,019   SH           Sole                    35,019
SIMPSON MANUFACTURING CO INC CMN    COM   829073105     2,285     105,700   SH           Sole                   105,700
U.S. BANCORP CMN                    COM   902973304     7,410     413,500   SH           Sole                   413,500
WELLS FARGO & CO (NEW) CMN          COM   949746101    22,404     923,500   SH           Sole                   923,500
WHOLE FOODS MARKET INC CMN          COM   966837106     1,748      92,096   SH           Sole                    92,096

                                                      430,249